Pension Plans-Schedule of Amounts Recognized in Balance Sheet(Detail) - USD ($) $ in Millions	Dec. 27, 2014	Dec. 28, 2013	Oct. 01, 2012	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Accrued pension costs	$ (1,105)	$ (405)
Net pension liability recognized			$ (5,600)	$ (100)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	64	162
Other current liabilities	(19)	(28)
Accrued pension costs	(1,105)	(405)
Net pension liability recognized	$ (1,060)	$ (271)